LOAN PAYABLE	12 Months Ended
Dec. 31, 2020
Schedule of Property and Equipment Estimated Useful Lives
LOAN PAYABLE
NOTE 12 – LOAN PAYABLE

In December 2018, the Company entered into an agreement with a financing company to provide it €2,000 ($2,457 as of December 31, 2020) as a loan until December 2020. The loan can be repaid earlier but not before December 2019. The loan bears interest of ten percent per annum. Interest is being paid quarterly. In November 2019, the Company repaid €1,000 ($1,229 as of December 31, 2020) of the payable loan plus accrued interest and in November 2020, the additional outstanding balance of €1,000 ($1,229 as of December 31, 2020) plus the accrued interest was repaid.